Consolidated Supplementary Insurance Information	12 Months Ended
Dec. 31, 2014
Supplementary Insurance Information [Abstract]
Consolidated Supplementary Insurance Information
MetLife, Inc.
Schedule III
Consolidated Supplementary Insurance Information
December 31, 2014, 2013 and 2012
(In millions)

Segment	DAC and VOBA	Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	Policyholder Account Balances	Policyholder Dividends Payable	Unearned Premiums (1), (2)	Unearned Revenue (1)
2014
Retail	$11,963	$77,614	$62,319	$615	$923	$774
Group, Voluntary & Worksite Benefits	377	22,023	8,305	—	1,023	—
Corporate Benefit Funding	111	50,935	64,505	—	—	42
Latin America	2,063	9,171	6,425	—	551	651
Asia	8,217	33,711	52,772	61	1,711	924
EMEA	1,709	6,514	14,006	8	54	313
Corporate & Other	2	7,195	962	—	10	—
Total	$24,442	$207,163	$209,294	$684	$4,272	$2,704
2013
Retail	$12,882	$73,942	$62,733	$601	$918	$860
Group, Voluntary & Worksite Benefits	382	20,946	8,575	—	886	—
Corporate Benefit Funding	99	50,548	62,043	—	—	32
Latin America	2,227	9,050	7,177	—	499	678
Asia	9,077	35,863	57,203	65	1,895	1,035
EMEA	2,039	7,704	13,953	9	196	260
Corporate & Other	—	6,874	1,201	—	9	—
Total	$26,706	$204,927	$212,885	$675	$4,403	$2,865
2012
Retail	$11,500	$74,887	$67,023	$610	$873	$911
Group, Voluntary & Worksite Benefits	382	21,078	8,918	—	852	—
Corporate Benefit Funding	96	53,542	63,523	—	—	39
Latin America	1,231	8,856	7,199	—	428	627
Asia	9,554	39,061	64,003	65	1,554	831
EMEA	1,998	7,521	12,679	53	215	270
Corporate & Other	—	6,697	2,476	—	9	—
Total	$24,761	$211,642	$225,821	$728	$3,931	$2,678
______________

(1)	Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)	Includes premiums received in advance.
See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.
MetLife, Inc.
Schedule III
Consolidated Supplementary Insurance Information — (Continued)
December 31, 2014, 2013 and 2012
(In millions)

Segment	Premiums and Universal Life and Investment-Type Product Policy Fees	Net Investment Income (1)	Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	Amortization of DAC and VOBA Charged to Other Expenses	Other Operating Expenses (2)
2014
Retail	$12,731	$7,430	$11,329	$1,610	$5,006
Group, Voluntary & Worksite Benefits	16,695	1,694	15,053	149	2,429
Corporate Benefit Funding	2,996	5,698	6,357	19	488
Latin America	4,281	1,268	3,482	334	1,346
Asia	9,270	3,279	7,748	1,394	1,724
EMEA	2,832	1,238	1,978	626	1,176
Corporate & Other	208	546	98	—	2,166
Total	$49,013	$21,153	$46,045	$4,132	$14,335
2013
Retail	$11,783	$7,325	$11,460	$850	$5,023
Group, Voluntary & Worksite Benefits	15,938	1,661	14,381	140	2,240
Corporate Benefit Funding	3,106	5,711	6,604	23	482
Latin America	3,866	1,224	2,826	311	1,264
Asia	9,525	4,363	9,200	1,527	1,830
EMEA	2,698	1,091	1,743	699	1,037
Corporate & Other	209	857	72	—	2,435
Total	$47,125	$22,232	$46,286	$3,550	$14,311
2012
Retail	$11,411	$7,314	$11,247	$1,603	$4,939
Group, Voluntary & Worksite Benefits	15,456	1,623	13,858	133	2,227
Corporate Benefit Funding	3,462	5,682	7,105	22	446
Latin America	3,438	1,260	3,014	228	1,052
Asia	9,835	3,445	8,246	1,567	1,936
EMEA	2,718	1,295	2,088	644	1,062
Corporate & Other	211	1,365	158	2	3,263
Total	$46,531	$21,984	$45,716	$4,199	$14,925
______________

(1)	See Note 2 of the Notes to the Consolidated Financial Statements for discussion of the MAL divestiture.

(2)	Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.
See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.